UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22022
                                                     ---------

           Advent Claymore Convertible Securities and Income Fund II
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           2455 Corporate West Drive
                                Lisle, IL 60532
                                ---------------
              (Address of principal executive offices) (Zip code)

                                Edward C. Delk
                    1271 Avenue of the Americas, 45th Floor
                               New York, NY 10020
                               ------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-482-1600
                                                            ------------
                      Date of fiscal year end:  October 31
                                               ----------
             Date of reporting period: July 1, 2012 - June 30, 2013
                                       ----------------------------


     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1: Proxy Voting Record -

Fund Name : Advent Claymore Convertible Securities and Income Fund II

In all markets, for all statuses, for

Key-

________________________________________________________________________________
Elan Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
ELN        Cusip 284131208          04/12/2013            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          To authorize the         Mgmt       For        For        For
            company to make market
            purchases of its
            ordinary shares
            pursuant to the tender
            offer


________________________________________________________________________________
Illumina, Inc.
Ticker     Security ID:             Meeting Date          Meeting Status
ILMN       Cusip 452327109          05/29/2013            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Election of Directors    Mgmt       For        For        For
            with terms expiring in
            2016: 1a. Gerald
            Moller, Ph.D; 1b.
            David R Walt, Phd. And
            Election of Director
            with term expiring in
            2014 1c. Robert S.
            Epstein



2          To ratify the            Mgmt       For        For        For
            appointment of Ernst &
            Young LLP as our
            independent registered
            public accounting firm
            for the fiscal year
            ending December 29,
            2013

3          To approve, on an        Mgmt       For        For        For
            advisory basis, the
            compensation of the
            named executive
            officers as disclosed
            in the proxy
            statement

4          To approve an amendment  Mgmt       For        For        For
            to the Illumina, Inc
            2005 Stock and
            Incentive plan to
            increase the number of
            shares available for
            issuance by 5,000,000
            shares and to extend
            the termination date
            of the plan until June
            28,
            2016


________________________________________________________________________________
Wynn Resorts, Ltd
Ticker     Security ID:             Meeting Date          Meeting Status
WYNN       Cusip 983134107          02/22/2013            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          To Remove Mr. Kazuo      Mgmt       For        For        For
            Okada as a director of
            the
            Company

2          To adjourn the special   Mgmt       For        For        For
            meeting to a later
            date, if necessary or
            appropriate in the
            view of the Board or
            the Executive
            Committee of the
            Board, to solicit
            additional proxies in
            favor of the removal
            proposal if there are
            insufficent proxies at
            the time of such
            adjourment to approve
            the removal
            proposal

                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advent Claymore Convertible Securities and Income Fund II
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By:     /s/ Tracy V. Maitland
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Name:   Tracy V. Maitland
Title:  President and Chief Executive Officer
Date:   August 28, 2013